Intangible assets, net - Summary of estimated aggregate amortization expenses (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Intangible assets, net
Amortization expenses, 2020	¥ 206,873
Amortization expenses, 2021	26,426
Amortization expenses, 2022	22,362
Amortization expenses, 2023	20,818
Amortization expenses, 2024	¥ 19,988